Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment gross	$ 1,424,441	$ 1,420,030	$ 1,374,606
Less - Accumulated depreciation	(1,253,070)	(1,209,401)	(997,939)
Total property and equipment net	171,371	210,629	376,667
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment gross	703,101	702,122	683,763
Computer equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment gross	330,598	327,166	300,101
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment gross	$ 390,742	$ 390,742	$ 390,742